Investments In An Associate	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Investments In An Associate
12.	INVESTMENTS IN AN ASSOCIATE
The Group has a 42.27% interest in Litres Holdings Limited (together with its subsidiaries “Litres”), which is incorporated and domiciled in Cyprus. Litres is a leading distributor of
e-books
and audiobooks in Russia. Litres is not publicly listed. The Group accounts for the investment in Litres using the equity method.

	December 31, 2022	December 31, 2021
Current assets	1,561	1,141
Non-current assets	296	550
Current liabilities	(1,190)	(1,072)
Non-current liabilities	—	(108)

Net assets of the associate	667	511

Group’s share of net assets - 42.27% (2021: 42.27%)	282	217
Goodwill	964	964
Fair value adjustments (including the effect of the subsequent accounting)	23	57

Group’s carrying amount of the investment	1,269	1,238

The following table summarizes the financial information of Litres as included in its own consolidated financial statements, adjusted for fair value adjustments at acquisition (disclosed below separately) and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group’s interest in Litres.

	2022	2021	2020
Revenue	7,266	6,742	5,077
Profit for the year	724	507	278
Total comprehensive income	724	507	278
The Group’s share of profit before fair value adjustments	306	214	118
Amortization of assets based on their fair values at acquisition	(17)	(17)	(6)

The Group’s share of total comprehensive income	289	197	112

	December 31, 2022	December 31, 2021
Carrying amount of the investment at the beginning of the year	1,238	1,111
Share of total comprehensive income	289	197
Dividends received / receivable	(258)	(70)

Carrying amount of the investment at the end of the year	1,269	1,238

The associate had no contingent liabilities or capital commitments as of December 31, 2022 and 2021.